PRAXIS MUTUAL FUNDS

1110 N. MAIN STREET

GOSHEN, IN 46527

TEL. (800) 977-2947

May 5, 2014

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Praxis Mutual Funds

(File Nos. 033-69724 and 811-08056) (the “Registrant”)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (“1933 Act”) that:

1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 43 to the Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on April 30, 2014 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Benjamin T. Doherty
Benjamin T. Doherty
Assistant Secretary